Private Placement (Details) - Private Placement - Seaport Global Acquisition Corp - USD ($)		5 Months Ended
	Dec. 02, 2020	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued	6,062,500	6,062,500
Shares issuable per warrant	1	1.00
Exercise price of warrants	$ 11.50	$ 1.00
Proceeds from issuance of warrants	$ 6,062,500	$ 6,062,500
Price per warrant	$ 1.00	$ 11.50